ALLIANCE GLOBAL SMALL CAP FUND

SEMI-ANNUAL REPORT
JANUARY 31, 1998

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                           ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

March 27, 1998

Dear Shareholder:

This semi-annual report contains investment results and market activity for Alliance Global Small Cap Fund for the period ended January 31, 1998.

INVESTMENT RESULTS
Alliance Global Small Cap Fund outperformed the Lipper Global Small Company Funds Average for the six and 12 month periods ended January 31, 1998. This was largely due to the Fund's emphasis on growth stocks, which performed well in a global environment of low inflation, stable prices and low interest rates. For the same six and 12 month periods under review, your Fund's performance trailed that of the Morgan Stanley Capital International (MSCI) World Index due to the significant outperformance of large capitalization stocks (the primary components of the MSCI World Index) during this time frame.

INVESTMENT RESULTS*
Periods Ended January 31, 1998
                                      TOTAL RETURNS
                                  6 MONTHS    12 MONTHS
                                 ---------    ---------
ALLIANCE GLOBAL SMALL CAP FUND
   Class A                         -2.41%        8.37%
   Class B                         -2.66%        7.73%
   Class C                         -2.65%        7.72%

MSCI WORLD INDEX                   -1.23%       18.04%

LIPPER GLOBAL SMALL COMPANY
  FUNDS AVERAGE                    -6.66%        2.61%


* THE FUND'S INVESTMENT RESULTS ARE CUMULATIVE TOTAL RETURNS FOR THE PERIOD AND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF JANUARY 31, 1998. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. TOTAL RETURNS FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES CHARGED TO THAT CLASS. RETURNS FOR THE FUND AND ITS COMPARATIVE BENCHMARKS INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   ALL COMPARATIVE BENCHMARKS ARE UNMANAGED AND REFLECT NO FEES OR EXPENSES. THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI )WORLD INDEX IS A MARKET-CAPITALIZATION WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF STOCK MARKETS IN 23 COUNTRIES. THE LIPPER GLOBAL SMALL COMPANY FUNDS AVERAGE FOR THE SIX AND 12 MONTH PERIODS ENDED JANUARY 31, 1998 REFLECTS THE PERFORMANCE OF 33 AND 32 MUTUAL FUNDS, RESPECTIVELY. THESE FUNDS HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO YOUR FUND, ALTHOUGH INVESTMENT POLICIES FOR THE VARIOUS FUNDS MAY DIFFER. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDEX OR AVERAGE.

   ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 4.


U.S. INVESTMENTS
We have continued to add to the Fund's positions in the retail and apparel sectors. By and large, these companies have continued to report earnings per share (EPS) gains between 20% and 30% with price to earnings (P/E) ratios between 12 and 18 times earnings, and these stocks have not kept up with the overall market. In addition to long-standing positions in Nautica Enterprises, Inc. and Tommy Hilfiger Corp., Tiffany & Co., CDW Computer Centers, Inc. and Furniture Brands International, Inc. have been added to the portfolio.

Thus far, our position in Circuit City Stores, Inc.-CarMax Group has been a disappointment. However, we are still very confident that the changing landscape within the automobile retail sector will benefit CarMax as their superstore format further penetrates the automobile market. The automobile rental market continues to see higher prices, lower capacity and better yield management. Within this sector, we continue to like Budget Group, Inc. and Avis Rent A Car, Inc.

Within the healthcare group, the biotechnology sector continues to act favorably as more of the smaller tier companies are able to get their products approved by the Federal Drug Administration (FDA). We are focusing specifically on biotechnology companies with products either approved by the FDA or nearing the end of the approval process. Therefore, many of the risk hurdles that these companies typically face are already behind them. The Fund currently has positions in Geltex Pharmaceuticals, Inc., Centocor, Inc., MedImmune, Inc. and Neurex Corp.


1


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

We have reduced the Fund's exposure within the hotel sector, primarily due to its currently fair valuation. However, the fundamentals for the high-end segment continue to be very strong. We have increased our exposure to the real estate sector via some of the Real Estate Investment Trusts (REIT's) that are now publicly traded. The REIT industry has gone through a tremendous change in ownership from the private sector to the public sector and this bodes well for valuations. The Fund now has positions in Chelsea GCA Realty, Inc., Glenborough Realty Trust, Inc. and Security Capital Group, Inc. Cl. B.

The airline industry has just completed its third year of profitability after showing losses from 1990-1994. We believe that 1998 will mark the fourth consecutive year of profitability in this sector. Furthermore, this industry is more fundamentally sound than at any point since World War II with load factors over 70% for two years in a row, levels never before attained. In the past, when times were good, the carriers took their excess cash flow and bought more planes. This only added to their existing capacity and took away their pricing power. Today, the carriers are using their cash flow to pay down debt, buy back stock and restructure their balance sheets. As demand outpaces capacity growth, pricing power should continue to increase, allowing them to maximize both revenues and earnings. The Fund continues to hold positions in Continental Airlines, Inc. and Alaska Air Group, Inc. Recently America West Airlines, Inc. Cl. B and Trans World Airlines, Inc. were added to the portfolio.

In the technology sector, we increased our positions in DBT Online, Inc., a data information company, and N2K, Inc., an online music company that services the Internet. We think both of these companies should be able to grow their customer bases and revenues 30% to 50% over the next several years.

INTERNATIONAL INVESTMENTS
European markets experienced another positive surge in January 1998. This pushed their 12 month performance above that of the S&P 500 Stock Index. Our European portfolio remains concentrated in core growth sectors such as pharmaceuticals, publishing and insurance. We have added significantly to restructuring candidates during the past six months, particularly in the banking industry. We continue to sell long term growth holdings which have reached lofty valuations to fund investment in restructuring stories.

Despite good stock selection in Japanese growth industries such as pharmaceuticals, technology and consumer finance, and our underweight position in the market, the Japanese segment of the portfolio continued to hurt overall performance. Small cap issues have dramatically underperformed the broad market over the past six months as domestic economic growth expectations receded. We sold domestically oriented cyclical shares into a January 1998 rally. This further concentrated the portfolio on core growth sectors and globally competitive exporters.

In developing markets, the Fund was negatively impacted by the currency and stock market turbulence in Southeast Asia despite a significantly underweighted position in those countries. We expect to retain holdings in Hong Kong (China) and Singapore, but are reducing positions elsewhere in the region. Within Latin America, we are emphasizing consumer-related shares in Mexico and utilities in Brazil. Our East European holdings are concentrated in Russian brewers.

MARKET OUTLOOK
Steady, moderate economic growth in most developed economies is expected for 1998. Sturdy economic conditions in the U.S. and Great Britain appear to be gaining momentum while central bankers try to assess the impact of Asia's economic slowdown. Continental Europe continues to strengthen from a subdued base with the aid of weakening currencies. The Japanese economy is slowing sharply and may slip into recession without significant government action. Pricing power remains constrained in most product and service categories where there is global competition.

Our outlook for U.S. equities remains positive. However, an increase in interest rates would put some pressure on P/E ratios. This means that stocks with higher P/Es could become vulnerable. As a result, we continue to focus on the underlying earnings of each company, working to avoid the risk of unsustainable valuations.


2


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

U.K. economic growth should slow in 1998 under the impact of prior year interest rate increases and a strong currency. Continental Europe, by contrast, continues to use currency weakness to boost net exports. Continental bond markets are underpinned by expectations of low inflation after formation of the European Monetary Union in 1999. Corporate managements are aggressively pursuing restructuring which boosts earnings prospects for their companies.

The Japanese government needs to bolster the psychology of the consumer. Monetary stimulus appears to have stabilized at a positive level while fiscal stimulus is expected to become mildly expansionary in 1998. The willingness of the government to provide adequate sustained stimulus to get the economy moving remains in question.

Without renewed Japanese growth, the smaller economies of Southeast Asia are likely to recover from their recent turmoil only gradually. Although these markets should experience trading rallies, we think emerging market investment should be concentrated in markets such as Eastern Europe and Mexico where economic growth is likely to strengthen over the year. While we anticipate the volatility associated with investment in developing markets, we also expect ongoing opportunity in these markets.

IN SUMMARY
Although we are concerned by the historically high valuations being accorded growth stocks, we continue to believe that we can identify attractive investment ideas around the globe.
As always, we appreciate your investment in Alliance Global Small Cap Fund and look forward to reporting its progress to you in coming periods.

Sincerely,


John D. Carifa
Chairman and President


Alden M. Stewart
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


3


INVESTMENT OBJECTIVE AND POLICIES                ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

Alliance Global Small Cap Fund seeks long-term growth of capital. It invests principally in a diversified global portfolio of equity securities issued by small capitalization companies.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF JANUARY 31, 1998

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       8.37%          3.80%
Three Year                    20.04%         18.30%
Five Years                    13.44%         12.47%
Ten Years                     10.46%          9.97%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       7.73%          3.79%
Three Year                    19.20%         18.73%
Five Years                    12.65%         12.65%
Since Inception*              10.17%         10.17%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                       7.72%          6.73%
Three Year                    19.25%         19.25%
Since Inception*              13.21%         13.21%


SEC AVERAGE ANNUAL TOTAL RETURNS (AT MAXIMUM OFFERING PRICE) AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 1997)

                    CLASS A   CLASS B     CLASS C
                   --------  ----------  ----------
Year to Date**       3.49%     3.45%       6.38%
1 Year               3.49%     3.45%       6.38%
5 Year              12.48%    12.64%      12.80%***
10 Year              9.97%     9.87%***     n/a


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class. SEC average annual total returns for the period shown reflect reinvestment of all distributions and deduction of the maximum 4.25% front-end sales charges.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/17/90 Class B; 5/3/93, Class C.
**   Not Annualized.
***  Since inception.
n/a: not applicable.


4


TEN LARGEST HOLDINGS
JANUARY 31, 1998 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                                                       % OF NET
COMPANY                                   COUNTRY        U.S.$ VALUE     ASSETS
-------------------------------------------------------------------------------
Mohawk Industries, Inc.                   United States  $ 2,634,450       2.0%
Centocor, Inc.                            United States    2,304,000       1.8
Continental Airlines, Inc. Cl.B           United States    2,235,275       1.7
Geltex Pharmaceuticals, Inc.              United States    1,890,000       1.5
OMI Corp.                                 United States    1,887,000       1.4
Alaska Air Group, Inc.                    United States    1,743,394       1.3
Bethlehem Steel Corp.                     United States    1,639,250       1.3
Telephone and Data Systems, Inc.          United States    1,628,000       1.2
Budget Group, Inc. Cl.A                   United States    1,544,237       1.2
Gulfstream Aerospace Corp.                United States    1,417,000       1.1
                                                         $18,922,606      14.5%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                                                                   SHARES
-------------------------------------------------------------------------------
                                                                       HOLDINGS
PURCHASES                                 COUNTRY             BOUGHT   1/31/98
-------------------------------------------------------------------------------
CDW Computer Centers, Inc.                United States       23,000    23,000
Compass Group Plc                         United Kingdom      90,000    90,000
Gulfstream Aerospace Corp.                United States       41,600    41,600
Oceaneering International, Inc.           United States       36,800    36,800
Royal Oak Mines, Ltd.                     United States      235,200   235,200
Signature Resorts, Inc.                   United States       30,100    30,100
Teekay Shipping Corp.                     United States       30,800    30,800
Telephone and Data Systems, Inc.          United States       18,900    37,000
Tiffany & Co.                             United States       25,800    25,800
Wolverine World Wide, Inc.                United States       33,900    33,900


                                                                       HOLDINGS
SALES                                     COUNTRY              SOLD     1/31/98
-------------------------------------------------------------------------------
Abercrombie & Fitch Co.                   United States       24,400        -0-
American Disposal Services, Inc.          United States       20,500        -0-
Evergreen Media Corp.                     United States       19,700        -0-
Check Point Software Technologies, Ltd.   Israel              14,100        -0-
Crompton & Knowles Corp.                  United States       39,100        -0-
FORE Systems, Inc.                        United States       39,000        -0-
Hughes Supply, Inc.                       United States       21,900        -0-
Nine West Group, Inc.                     United States       20,600        -0-
Parker Drilling Co.                       United States       68,800    95,400
Rowan Cos., Inc.                          United States       29,000    12,300


5


TEN LARGEST COUNTRY HOLDINGS
JANUARY 31, 1998 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COUNTRY                          VALUE        PERCENT OF NET ASSETS
-------------------------------------------------------------------
United States               $ 63,519,672              48.8%
Japan                         11,853,137               9.1
United Kingdom                 9,764,136               7.5
Netherlands                    3,160,490               2.4
France                         2,912,533               2.2
Spain                          2,624,260               2.0
Sweden                         2,452,426               1.9
Australia                      2,088,688               1.6
Germany                        2,065,506               1.6
Norway                         1,788,658               1.4
                            $102,229,506              78.5%


INDUSTRY DIVERSIFICATION
JANUARY 31, 1998 (UNAUDITED)
_______________________________________________________________________________

                             U.S. $VALUE      PERCENT OF NET ASSETS
-------------------------------------------------------------------
Aerospace & Defense         $  1,494,345               1.1%
Basic Industries               5,403,636               4.2
Capital Goods                  6,231,262               4.8
Consumer Manufacturing         9,699,214               7.4
Consumer Services             32,541,063              25.0
Consumer Staples               6,350,606               4.9
Energy                         5,893,798               4.5
Finance                       10,372,955               8.0
Healthcare                    12,967,183              10.0
Multi Industry                 4,445,458               3.4
Technology                    12,660,805               9.7
Transportation                 7,170,875               5.5
Utilities                      4,310,072               3.3
Total Investments*           119,541,272              91.8
Cash and receivables,
  net of liabilities          10,710,499               8.2
Net Assets                  $130,251,771             100.0%


*    Excludes short-term obligations.


6


PORTFOLIO OF INVESTMENTS
JANUARY 31, 1998 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS-91.8%
UNITED STATES INVESTMENTS-48.8%
CONSUMER SERVICES-16.5%
ADVERTISING-1.1%
Brylane, Inc. (a)                                11,600      $   577,100
Snyder Communications, Inc. (a)                  21,200          797,650
                                                             ------------
                                                               1,374,750

AIRLINES-3.9%
Alaska Air Group, Inc. (a)                       35,900        1,743,394
America West Airlines, Inc. Cl.B (a)             27,800          606,387
Continental Airlines, Inc. Cl.B (a)              48,200        2,235,275
Trans World Airlines, Inc. (a)                   42,600          495,225
                                                             ------------
                                                               5,080,281

APPAREL-1.4%
Nautica Enterprises, Inc. (a)                    31,100          870,800
Wolverine World Wide, Inc.                       33,900          915,300
                                                             ------------
                                                               1,786,100

BROADCASTING & CABLE-2.2%
Sinclair Broadcast Group, Inc. Cl.A (a)          14,100          666,225
Telephone and Data Systems, Inc.                 37,000        1,628,000
Young Broadcasting Corp. Cl.A (a)                15,400          625,625
                                                             ------------
                                                               2,919,850

ENTERTAINMENT & LEISURE-1.7%
AT Entertainment, Inc. (a)                       15,000          170,625
Bally Total Fitness Holding Corp. (a)            27,000          543,375
N2K, Inc. (a)                                    18,200         $445,900
Pep Boys Manny, Moe & Jack                       15,800          345,625
Signature Resorts, Inc. (a)                      30,100          733,688
                                                             ------------
                                                               2,239,213

RESTAURANTS & LODGING-1.6%
Capstar Hotel Co. (a)                            19,800          662,063
Extended Stay America, Inc. (a)                  24,611          304,561
Florida Panthers Holdings, Inc. Cl.A (a)         26,800          453,925
QPQ Corp. warrants, expiring 9/22/98 (a)         16,400                0
Suburban Lodges of America, Inc. (a)             48,400          641,300
                                                             ------------
                                                               2,061,849

RETAIL - GENERAL MERCHANDISE-3.3%
Circuit City Stores, Inc. -
  CarMax Group (a)                               76,900          591,169
Furniture Brands International, Inc. (a)         35,600          918,925
Movado Group, Inc.                               25,900          556,850
Pacific Sunwear of California (a)                20,400          586,500
Tiffany & Co. (a)                                25,800          999,750
U.S. Office Products Co. (a)                     34,300          621,687
                                                             ------------
                                                               4,274,881

MISCELLANEOUS-1.3%
Central Garden & Pet Co. (a)                     12,100          372,075
Century Business Services, Inc. (a)              56,600          863,150
International Alliance Services, Inc.
  warrants, expiring 12/30/99 (a)                61,100          360,001
PETsMART, Inc. (a)                               20,100          149,494
                                                             ------------
                                                               1,744,720
                                                             ------------
                                                              21,481,644


7


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
HEALTH CARE-6.8%
BIOTECHNOLOGY-5.4%
Centocor, Inc. (a)                               57,600      $ 2,304,000
Geltex Pharmaceuticals, Inc. (a)                 72,000        1,890,000
Gensia Sicor, Inc. (a)                           64,400          313,950
MedImmune, Inc. (a)                              28,000        1,284,500
Neurex Corp. (a)                                 74,400        1,339,200
                                                             ------------
                                                               7,131,650

DRUGS-0.2%
Corixa Corp. (a)                                 26,200          232,525

MEDICAL SERVICES-1.2%
AutoCyte, Inc. (a)                               28,100          152,794
Mid Atlantic Medical Services, Inc. (a)          40,100          378,443
National Surgery Centers, Inc. (a)               37,850          927,325
Veterinary Centers of America, Inc. (a)           6,500           94,250
                                                             ------------
                                                               1,552,812
                                                             ------------
                                                               8,916,987

TECHNOLOGY-5.2%
COMMUNICATIONS EQUIPMENT-0.9%
Globecomm Systems, Inc. (a)                      27,700          263,150
GST Telecommunications, Inc. (a)                 27,100          304,875
Level One Communications, Inc. (a)               14,300          552,338
                                                             ------------
                                                               1,120,363

COMPUTER HARDWARE-0.0%
Radius, Inc. (a)                                    151               57

COMPUTER SERVICES-1.4%
DBT Online, Inc. (a)                             38,000        1,040,250
Princeton Video Image, Inc. (a)                  16,100          128,800
Renaissance Worldwide, Inc. (a)                  14,200          693,137
                                                             ------------
                                                               1,862,187

COMPUTER SOFTWARE-1.8%
CDW Computer Centers, Inc. (a)                   23,000        1,400,125
CheckFree Holdings Corp. (a)                     27,800          688,050
QAD, Inc. (a)                                    21,500          314,437
                                                             ------------
                                                               2,402,612

SEMI-CONDUCTOR COMPONENTS-0.7%
Applied Micro Circuits Corp. (a)                 20,200          386,325
PMC-Sierra, Inc. (a)                             16,300          554,200
                                                             ------------
                                                                 940,525

MISCELLANEOUS-0.4%
Excalibur Technologies Corp. (a)                  1,200           12,750
Hadco Corp. (a)                                  11,200          475,650
                                                             ------------
                                                                 488,400
                                                             ------------
                                                               6,814,144

TRANSPORTATION-4.7%
AUTO & RELATED-0.7%
Avis Rent A Car, Inc. (a)                        25,300          906,056

RAILROAD-0.1%
Genesee & Wyoming, Inc. Cl.A (a)                  5,400          114,750

SHIPPING-2.7%
Knightsbridge Tankers, Ltd.                      25,800          719,175
OMI Corp. (a)                                   222,000        1,887,000
Teekay Shipping Corp.                            30,800          910,525
                                                             ------------
                                                               3,516,700

TRUCKING-1.1%
Consolidated Freightways Corp. (a)               94,600        1,401,263

MISCELLANEOUS-0.1%
Carey International, Inc. (a)                     6,500          113,750
                                                             ------------
                                                               6,052,519


8


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
CONSUMER MANUFACTURING-4.0%
AUTO & RELATED-2.3%
Budget Group, Inc. Cl.A (a)                      44,200      $ 1,544,237
Miller Industries, Inc. (a)                      55,400          605,938
Monaco Coach Corp. (a)                           23,500          760,812
                                                             ------------
                                                               2,910,987

TEXTILE PRODUCTS-1.3%
Novel Denim Holdings, Ltd. (a)                   22,200          444,000
Tommy Hilfiger Corp. (a)                         28,800        1,254,600
                                                             ------------
                                                               1,698,600

MISCELLANEOUS-0.4%
Synetic, Inc. (a)                                12,800          553,600
                                                             ------------
                                                               5,163,187

ENERGY-2.9%
DOMESTIC PRODUCERS-0.7%
Valero Energy Corp.                              31,100          981,594

OIL SERVICE-1.6%
Oceaneering International, Inc. (a)              36,800          591,100
Parker Drilling Co. (a)                          95,400        1,109,025
Rowan Cos., Inc. (a)                             12,300          324,413
                                                             ------------
                                                               2,024,538

PIPELINES-0.6%
Southern Union Co. (a)                           32,635          760,803
                                                             ------------
                                                               3,766,935

FINANCE-2.2%
REAL ESTATE-2.2%
CCA Prison Realty Trust                          11,400          456,000
Chelsea GCA Realty, Inc.                         28,100        1,071,312
Glenborough Realty Trust, Inc.                   22,900          727,075
Security Capital Group, Inc. Cl.B (a)            20,000          603,750
                                                             ------------
                                                               2,858,137

CONSUMER STAPLES-2.0%
MISCELLANEOUS-2.0%
Mohawk Industries, Inc. (a)                     109,200        2,634,450

BASIC INDUSTRIES-2.0%
CONTAINERS-0.5%
U.S. Can Corp. (a)                               40,200          603,000

MINING & METALS-1.5%
Bethlehem Steel Corp. (a)                       166,000        1,639,250
Royal Oak Mines, Ltd. (a)                       235,200          338,100
                                                             ------------
                                                               1,977,350
                                                             ------------
                                                               2,580,350

CAPITAL GOODS-1.1%
ELECTRICAL EQUIPMENT-0.2%
Rofin Sinar Technologies, Inc. (a)               20,000          252,500

MACHINERY-0.9%
Comverse Technology, Inc. (a)                    24,500          825,344
United Rentals, Inc. (a)                         17,300          413,037
                                                             ------------
                                                               1,238,381
                                                             ------------
                                                               1,490,881

AEROSPACE & DEFENSE-1.1%
AEROSPACE-1.1%
Gulfstream Aerospace Corp. (a)                   41,600        1,417,000

MULTI-INDUSTRY COMPANY-0.3%
Roadway Express, Inc.                            15,700          343,438
Total United States Investments
  (cost $56,806,505)                                          63,519,672

FOREIGN INVESTMENTS-43.0%
ARGENTINA-0.0%
Quilmes Industrial Quinsa, SA (ADS)               2,000           25,125


9


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
AUSTRALIA-1.6%
AAPC, Ltd.                                      150,000      $    67,860
Brambles Industries, Ltd.                        20,000          407,157
Broken Hill Proprietary Co., Ltd.                10,000           98,931
Cochlear, Ltd. (b)                                3,000           11,104
ERG, Ltd.                                       230,000          209,679
GIO Australia Holding                            80,000          214,957
Great Central Mines, Ltd.                        15,000           20,656
Hoyts Cinemas, Ltd. (b)                         105,000          215,917
Oil Search, Ltd.                                 87,000          165,365
Orogen Minerals, Ltd. (GDS) (b)                  10,000          224,100
Spectrum Network, Ltd.                          480,000          121,736
Suncorp-Metway, Ltd. (a)                         74,330          203,798
Village Roadshow, Ltd. pfd.                      30,000           74,029
WMC, Ltd.                                        15,121           53,399
                                                             ------------
                                                               2,088,688

AUSTRIA-0.8%
Austria Mikro Systeme International AG              900           50,887
Austria Tabak AB (a)                              5,155          246,530
Benckiser-Wasser-Technik AG                         600          100,190
Die Erste (a)                                     5,610          289,748
KTM Motorradholdings AG                           3,000          188,730
OMV AG                                            1,200          158,534
V.A. Technologies AG                                200           28,426
                                                             ------------
                                                               1,063,045

BRAZIL-0.6%
Companhia Paranaense de Energy (ADS)             33,000          396,000
Companhia Riograndense de Telecom (a)            13,534           16,672
Companhia Riograndense de Telecom pfd. (a)      380,000          394,177
                                                             ------------
                                                                 806,849

CANADA-0.7%
Boardwalk Equities, Inc. (a)                      9,000          112,828
Canadian Fracmaster, Ltd. (a)(b)                 57,100          372,626
Leitch Technology Corp. (a)                       4,700           93,952
Nelvana, Ltd. (a)(b)                              8,000          159,368
Royal Group Technologies, Ltd. (a)(b)             5,000          123,304
                                                             ------------
                                                                 862,078

CHILE-0.1%
Enersis, SA (ADR)                                 3,000           79,313
Santa Isabel, SA (ADR)                            2,000           37,250
                                                             ------------
                                                                 116,563

DENMARK-0.8%
Carli Gry International AS (b)                    7,965          466,657
Coloplast                                         1,500          120,328
Novo Nordisk AS                                   3,000          429,744
                                                             ------------
                                                               1,016,729

FINLAND-1.3%
KCI Konecranes International Corp. (b)            6,000          205,518
Kesko                                             5,000           79,233
Nokia AB OY Corp.                                11,000          860,653
Orion-Yhtymae OY Cl.B                            16,000          483,149
OY Hartwall AB Cl.A                               1,000           83,830
                                                             ------------
                                                               1,712,383

FRANCE-2.2%
Accor                                             1,500          294,736
Alcatel Alsthom                                   1,400          185,444
Bouygues Offshore, SA (ADR)                       9,000          171,563
Coflexip, SA (ADR)                                6,000          285,000
Compagnie Generale de Geophysique, SA (ADR) (a)  20,000          395,000
Compagnie Generale des Eaux                       2,030          294,030
Lafarge, SA                                       1,705          108,394


10


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Louis Dreyfus Citrus (b)                          5,700      $   170,878
Michelin Cl.B                                     3,000          159,587
Moulinex                                         11,000          277,612
S T Dupont (a)(b)                                 7,540           84,765
SEITA                                             7,000          260,032
Societe Nacionale Elf Aquitaine, SA               2,000          225,492
                                                             ------------
                                                               2,912,533

GERMANY-1.6%
Apcoa Parking AG (b)                              1,460           99,623
Bayer AG                                          3,000          112,506
BERU AG (a)(b)                                   20,000          376,658
Beta Systems Software AG (a)(b)                   1,000           75,332
BUS Berzelius Umwelt Service AG                   8,000           96,075
Deutsche Lufthansa AG (a)                         5,000           90,071
DIS Deutscher Industrie Service AG (a)           10,000          436,705
ProSieben Media AG (a)                            2,800          138,326
SGL Carbon AG (b)                                 4,000          502,211
Veba AG                                           2,000          137,999
                                                             ------------
                                                               2,065,506

GREECE-0.5%
Hellenic Telecommunication Organization, SA       5,375           99,006
Petzetakis, SA                                  100,000          534,151
                                                             ------------
                                                                 633,157

HONG KONG-0.3%
Cheung Kong Holdings, Ltd.                       24,000          122,528
Giordano Holdings                                50,000           12,925
HSBC Holdings Plc                                 4,000           88,665
ITC Corporation, Ltd.                           287,800            4,464
Swire Pacific, Ltd.                              10,000           45,496
Television Broadcasting, Ltd.                    21,000           59,441
                                                             ------------
                                                                 333,519

HUNGARY-0.3%
Matav RT (ADR) (a)                               15,000          352,500

INDIA-0.1%
Gujarat Narmada Valley
  Fertilizers Co., Ltd. (GDR) (c)                 4,000           10,381
Shriram Industrial Enterprises, Ltd.             15,000           26,250
Videsh Sanchar Nigam, Ltd. (GDS) (a)(b)          12,000          138,000
                                                             ------------
                                                                 174,631

INDONESIA-0.2%
Great River International                       427,000           10,923
Gulf Indonesia Resources, Ltd. (a)               11,800          230,100
PT Indosat (ADR)                                  4,000           69,500
                                                             ------------
                                                                 310,523

IRELAND-1.3%
Crean (James) Plc                                55,000          140,967
Fyffes Plc                                      280,000          516,991
Irish Continental Group Plc                      15,000          215,413
Irish Life Plc                                  100,000          643,205
Marlborough International Plc (a)                75,000          205,155
                                                             ------------
                                                               1,721,731

ITALY-1.4%
Gildemeister Italiana SpA                        60,000          224,097
Industrie Natuzzi SpA (ADR)                      51,800        1,269,100
Mediaset SpA                                     40,000          213,252
Zucchini SpA                                      9,050           67,553
                                                             ------------
                                                               1,774,002

JAPAN-9.1%
Aiful Corp (d)                                    3,000          231,587
Akita Bank                                        6,000           28,594
Asahi Bank                                        7,000           33,746
Asahi Diamond Industrial                          6,852           36,001
Asatsu, Inc.                                      5,000           96,495
Bank of Tokyo, Ltd.                              19,250          279,007
Canon, Inc.                                       4,000           97,046
Capcom Co.                                          200            3,293


11


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Credit Saison Co. (d)                            24,015      $   567,507
Dai Nippon Ink & Chemical, Inc.                  10,000           28,988
Daibiru Corp.                                     4,000           32,454
Daiichi Kangyo Bank                              21,000          158,968
Daito Trust Construction Co., Ltd.                5,000           42,930
Data Communication System                         6,000           97,834
DDI Corp.                                            30           95,943
Doshisha Co.                                        600            3,190
Eiden Sakakiya Co.                                5,000           22,450
Enplas Corp.                                      2,000           27,570
Enshu                                             5,000            9,846
Familymart Co. (d)                                6,200          236,865
FCC Co., Ltd.                                       100            1,142
Fuji Soft ABC, Inc. (d)                           6,280          210,240
Fujikura (d)                                     28,000          206,002
Fujimi, Inc.                                      2,040          107,825
Homac Corp.                                       2,000           12,619
Home Wide Corp.                                   4,000           15,439
Honda Motor Co.                                   4,000          145,254
Hoya Corp. (d)                                    6,000          163,529
Imagineer Co., Ltd.                               1,400           15,991
INES Corp.                                        6,000           60,496
Isetan Co.                                       15,000           88,618
Ishihara Sangyo                                  12,000           18,243
Ishikawajima-Harima Heavy Industries             10,000           21,268
Japan Airport Terminal                           12,200           91,296
Japan Industrial Land Development                 5,200           16,384
Japan Tobacco, Inc.                                  20          136,117
Kaneshita Construction                            7,000           44,553
Kawasaki Heavy Industries                        21,000           56,077
Keyence Corp.                                        50            7,562
Kikuchi Co.                                       3,000           11,698
King Co.                                         10,000           17,093
Koa Fire & Marine                                 3,000           14,061
Kokuyo                                            3,000           51,516
Mabuchi Motor Co.                                 2,500          130,957
Matsuda Sangyo                                    3,000           21,268
Meitec Corp. (d)                                 14,800          465,160
Micronics Co.                                     5,500          145,136
Minebea Co. (d)                                  20,000          212,682
Mitsubishi Corp.                                  3,000           25,994
Mitsubishi Heavy Industries, Ltd.                35,000          149,705
Mitsubishi Trust and Bank                         5,000           57,897
Mitsui Home Co.                                   4,000           25,364
N I C Corp.                                       9,000           61,678
Namco                                             1,400           41,024
Namura Shipbuilding                               1,000            3,442
Nanno Construction                                7,000           12,076
New Oji Paper Co., Ltd.                           3,000           13,706
NGK Spark Plug Co.                                9,000           60,827
Nichiei Co., Ltd.                                 1,200          126,664
Nichiha Corp.                                    12,900          101,615
Nichii Gakkan Co.                                 1,000           44,112
Nikon Corp.                                      10,000          107,917
Nintendo Corp., Ltd.                              1,300          137,219
Nippon Broadcasting System (d)                    4,000          209,531
Nippon Denwa Shisetsu                             5,500           24,478
Nippon Kanzai Co.                                   240            3,592
Nippon Paper Industries Co.                      12,000           53,974
Nippon System Development                         4,500          108,113
Nippon Television Network Corp.                     400          131,705
Nireco Corp.                                      8,000           42,221
Nitta Corp.                                       8,000           83,182
Nitto Kohki Co.                                   5,600           72,785
Noritsu Koki Co. (d)                              9,000          320,441
Ohmoto Gumi, Co.                                  3,400           18,748
Oie Sangyo Co., Ltd.                              4,400           19,375
Paris Miki, Inc.                                  8,380          120,139
Promise Co., Ltd.                                    70            3,683
PS Corp.                                          5,000           28,161


12


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Raito Kogyo                                       5,000      $    31,115
Ricoh Elemex Co., Ltd.                            3,000           21,268
Rohm Co. (d)                                      3,000          328,476
Sankyo Co., Ltd. (d)                             12,000          312,879
Sankyo Engineering                                3,000           12,170
Santen Pharmaceutical Co. (d)                    25,420          334,395
Sanyo Electric Co.                                6,000           17,724
Sanyo Engineering and Construction Co.            4,000           18,905
Sanyo Pax Co.                                     8,500           75,660
Sanyo Shinpan Finance Co., Ltd.                   1,220           61,024
Sato Corp. (d)                                   13,000          241,670
Seven-Eleven Japan (d)                            4,200          297,755
Shimano, Inc.                                     4,000           86,648
Shizuoka Bank                                     8,000           88,854
Sho Bond Corp. (d)                                9,800          204,569
SMC Corp. (d)                                     4,000          359,197
Sodick Co.                                       22,000           74,518
Sumitomo Bank, Ltd. (d)                          20,000          239,464
Sumitomo Metal Industries                        56,000           89,106
Sumitomo Realty & Development Co., Ltd.          14,000           85,467
Taisho Pharmaceutical Co.                         1,000           25,049
Takefuji Corp. (d)                                5,800          294,226
TDK Corp. (d)                                     6,000          464,592
Toei Co.                                          7,000           29,775
Toho Bank                                        12,000           53,218
Toho Titanium Co.                                10,000           98,464
Tokyo Broadcasting (d)                            9,000          119,811
Tokyo Cathode Laboratory                          5,400           68,058
Toso Co., Ltd.                                    6,500           30,721
Towa Corp.                                          800           20,039
Toyoda Gosei                                      7,000           25,199
Wesco, Inc.                                       1,616            6,619
Xebio Co.                                           800            9,579
Yamaichi Electronics Co., Ltd.                    5,000          104,766
Yamanouchi Pharmaceutical Co., Ltd.              21,000          509,492
Yamato Transport                                  4,000           50,098
Yaskawa Electric Corp.                            3,000            8,625
Yokogawa Electric                                20,000          126,034
                                                             ------------
                                                              11,853,137

LUXEMBOURG-0.9%
Millicom International Cellular, SA (a)          32,400        1,223,100

MALAYSIA-0.2%
AMMB Holdings Bhd                                10,000            6,326
Arab Malaysian Finance Berhad                    40,000            6,944
Hong Leong Bank Berhad                           40,000           21,118
Lingkaran Trans Kota Holding (b)                 40,000           19,025
Mancon Berhad                                    20,333            6,770
Metacorp Berhad                                  40,000           13,127
Pacific & Orient                                 50,000           19,857
Pernas International Hotels Bhd                  80,000           18,644
RJ Reynolds Berhad                               15,000           24,257
SAP Holdings Berhad                               6,000            1,498
Sime Darby Berhad                                50,000           51,130
Sriwani Holdings Bhd                             40,000            9,893
Star Publications                                10,000           10,131
Talam Corp. Berhad                               50,000            9,810
UMW Holdings Bhd.                                30,000           16,694
                                                             ------------
                                                                 235,224

MEXICO-0.3%
Grupo Elektra                                   150,000          232,462
Grupo Industrial Durango, SA (ADS) (a)           11,000          125,125
Industrias Campos Hermanos Cl.B (a)              20,000           77,369
                                                             ------------
                                                                 434,956

NETHERLANDS-2.4%
Aegon NV                                          3,000          285,825
AKZO Nobel NV                                       800          144,613
ASR Verzekeringsgroep NV                          6,100          380,853


13


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Content Beheer NV (b)                             9,000      $   238,890
Elsevier NV                                      17,100          289,065
Fortis Amev NV                                    5,900          276,346
Fugro                                            10,000          302,245
IHC Caland NV                                     4,000          215,059
ING Groep NV                                      6,000          274,345
KLM Royal Dutch Airlines NV                       2,000           69,264
Kon Ptt Nederland                                 2,000           86,314
Nutricia Verenigde Bedrigven (b)                  4,800          152,053
Vedior                                           20,000          445,618
                                                             ------------
                                                               3,160,490

NEW ZEALAND-0.1%
Restaurant Brands, Ltd. (a)                      93,700           82,496
Tourism Holdings, Ltd.                           50,000           27,880
Warehouse Group, Ltd.                            28,000           72,641
                                                             ------------
                                                                 183,017

NORWAY-1.4%
Alvern ASA                                       34,600           77,375
Choice Hotels International, Inc. (a)           135,000          390,692
Frontline, Ltd. (a)                              80,000          258,883
Hafslund ASA                                      4,000           17,627
Navia ASA                                        38,000          127,468
Sparebanken Nor                                   8,000          272,563
Tomra Systems AS                                 32,000          644,050
                                                             ------------
                                                               1,788,658

PANAMA-0.2%
Banco Latinoamericano de Exportaciones,
  SA (ADR)                                        6,000          257,625
PERU-0.3%
Banco Wiese (ADS)                                15,000           73,125
Telefonica del Peru, SA (ADS)                    14,000          274,750
                                                             ------------
                                                                 347,875

PHILIPPINES-0.0%
Alsons Cement                                   240,000           11,051
Asian Terminals, Inc.                           193,333            8,093
International Container Terminal
  Services, Inc.                                285,000           21,209
                                                             ------------
                                                                  40,353

PORTUGAL-0.7%
Bpi Soc Gestora                                   6,000          184,147
Brisa-Auto Estradas de Portugal (a)               1,700           71,049
Electricidade de Portugal SA (a)                 10,795          223,045
Portugal Telecom, SA                                670           34,199
Telecel-Comunicacaoes Pesscasis, SA (a)(b)        3,420          438,129
                                                             ------------
                                                                 950,569

RUSSIA-0.4%
Sun Brewing, Ltd. (ADR) (a)(b)                   30,000          450,000

SINGAPORE-0.2%
Avimo Group, Ltd.                                85,000          102,129
City Developments                                14,000           43,686
Lim Kah Ngam, Ltd.                               30,000            8,662
Singapore Airlines, Ltd.                         10,000           65,325
Singapore Land, Ltd.                             20,000           38,262
United Overseas Bank                              8,000           29,863
                                                             ------------
                                                                 287,927

SOUTH KOREA-0.4%
Samsung Electronics Co., Ltd. (GDR) (b)          10,912          151,349
  bonus shares (GDR) (a)(b)                       1,089           34,445
SK Telecom Co., Ltd. (ADR)                       32,001          280,008
                                                             ------------
                                                                 465,802

SPAIN-2.0%
Aldeasa, SA                                      10,000          251,836
Catalana Occidente, SA                            9,800          514,427
Construcciones Y Aux de Ferr                      2,000           73,425


14


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Corporacion Mapfre Esp500                        12,000      $   318,434
Gas Y Electricidad                                7,000          534,265
Hidroel Cantabrico                                2,000           85,534
Iberdrola II, SA                                 15,000          226,555
Portland Valderriv                                  900           82,893
Repsol, SA                                        5,000          214,157
Telefonica de Espana                              7,000          228,584
Viscofan Envolturas Celulosicas                   3,345           94,150
                                                             ------------
                                                               2,624,260

SWEDEN-1.9%
Astra AB Series A                                 5,001           91,560
Autoliv, Inc. (ADS) (b)                           2,000           68,548
Dahl International AB (b)                        13,000          206,754
Forenings Sparbanken                              2,800           65,762
Kalmar Industries AB (b)                          6,750          102,776
Netcom Systems AB (b)                             9,000          208,048
Nordbanken Holding AB (a)                        41,000          228,982
Scandic Hotels AB (b)                            27,000          679,069
Skandia Foersaekrings AB                          2,800          146,022
Skandinaviska Enskilda Banken                    32,000          394,521
Swedish Match AB                                 80,000          260,384
                                                             ------------
                                                               2,452,426

SWITZERLAND-1.1%
ABB AG (a)                                           50           63,454
Ciba Specialty Chemicals AG (a)                   2,100          240,279
Nestle, SA                                           50           79,486
Novartis AG                                         140          239,098
Roche Holdings AG, Ltd.                              35          362,427
Selecta Gruppe (a)                                2,700          372,722
Tag Heuer International, SA (ADS) (a)            11,600          110,200
                                                             ------------
                                                               1,467,666

THAILAND-0.1%
CMIC Finance & Security Public Co. (c)          110,000               -0-
Thai Engine Manufacturing                        39,300           64,817
                                                             ------------
                                                                  64,817

UNITED KINGDOM-7.5%
Amvescap Plc                                     20,000          183,167
Barclays Plc                                     10,000          301,196
Bass Plc                                         10,000          158,353
British Airways Plc                               4,000           33,630
Carlton Communications Plc                       42,100          290,721
Carpetright Plc                                   5,000           37,956
Compass Group Plc                                90,000        1,216,540
De La Rue Plc                                     5,000           30,283
Diageo Plc (a)                                   60,000          537,256
Dixons Group Plc                                 25,000          200,594
EMI Group Plc                                    15,000          110,561
Energis Plc (a)                                  82,500          484,853
Filtronic Comtek Plc                             90,000          784,580
Harvey Nichols Group Plc (b)                     20,000           79,013
Holliday Chemical Holdings Plc                  100,000          399,963
House of Fraser Plc                              30,000           86,686
Imperial Tobacco Group Plc                       37,000          269,999
Johnson Matthey Plc                              10,000           84,074
LucasVarity Plc                                  30,000          101,378
M.S. International Plc (b)                      225,000           67,953
McBride Plc                                      30,000           88,155
Mirror Group Plc                                 15,000           44,445
Misys Plc                                        10,000          381,189
National Grid Group Plc                          50,000          235,896
National Power Plc                               30,000          326,663
Norwich Union Plc (a)                            10,000           71,993
Powerscreen International Plc                    40,000          169,127
Reed International Plc                           15,000          154,516
Rentokil Initial Plc                             42,000          196,610


15


PORTFOLIO OF INVESTMENTS (CONTINUED)             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

COMPANY                                          SHARES     U.S. $ VALUE
-------------------------------------------------------------------------
Shandwick International Plc                      10,000     $      8,979
Siebe Plc                                         7,000          119,417
Smith (WH) Group Plc                             25,000          181,820
SmithKline Beecham Plc                           10,000          127,335
Thistle Hotels Plc (b)                           37,600          105,577
Tomkins Plc                                      28,000          150,843
Virgin Express Holdings Plc (ADS) (a)            32,000          616,000
Vodafone Group Plc                               50,000          384,046
WPP Group Plc                                    70,000          302,829
Zeneca Group Plc                                 16,000          639,940
                                                            -------------
                                                               9,764,136

Total Foreign Investments
  (cost $54,135,269)                                          56,021,600
Total Common Stocks & Other Investments
  (cost $110,941,774)                                        119,541,272


                                               PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)      U.S. $ VALUE
-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS-7.7%
COMMERCIAL PAPER-7.0%
American Express Co.
  5.53%, 2/09/98                                 $1,000     $    998,771
Ford Motor Credit Corp.
  5.51%, 2/03/98                                  3,000        2,999,082
  5.57%, 2/04/98                                  1,800        1,799,164
General Electric Capital Corp.
  5.40%, 2/02/98                                  1,600        1,599,760
Prudential Funding Corp.
  5.50%, 2/10/98                                  1,700        1,697,663
                                                            -------------
                                                               9,094,440

TIME DEPOSIT-0.7%
State Street Cayman Islands
  5.25%, 2/02/98                                  1,000        1,000,000
Total Short-Term Investments
  (amortized cost $10,094,440)                                10,094,440

TOTAL INVESTMENTS -99.5%
  (cost $121,036,214)                                        129,635,712
Other assets less liabilities-0.5%                               616,059

NET ASSETS-100%                                             $130,251,771


(a)  Non-income producing security.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 1998, these securities amounted to $6,227,690 representing 4.8% of net assets.

(c)  Illiquid security, valued at fair market value (see Note A).

(d) Securities with an aggregate market value of $6,020,578 have been segregated to collateralize foreign exchange currency contracts.

     Glossary of Terms:
     ADR  - American Depositary Receipt
     ADS  - American Depositary Shares
     GDR  - Global Depositary Receipt
     GDS  - Global Depositary Shares
     pfd. - Preferred Stock

     See notes to financial statements.


16


STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1998 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $121,036,214)         $129,635,712
  Cash, at value (cost $503,806)                                       502,489
  Receivable for investment securities and foreign currency sold     1,112,872
  Unrealized appreciation of forward exchange currency contracts       322,622
  Receivable for capital stock sold                                    158,979
  Dividends and interest receivable                                     94,504
  Foreign taxes receivable                                              29,978
  Total assets                                                     131,857,156

LIABILITIES
  Unclaimed dividends                                                  634,139
  Payable for investment securities and foreign
    currency purchased                                                 494,789
  Management fee payable                                               108,285
  Distribution fee payable                                              57,482
  Payable for capital stock redeemed                                    38,191
  Accrued expenses and other liabilities                               272,499
  Total liabilities                                                  1,605,385

NET ASSETS                                                        $130,251,771

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $    115,665
  Additional paid-in capital                                       118,758,096
  Accumulated net investment loss                                   (1,228,777)
  Accumulated net realized gain on investments and foreign
    currency transactions                                            3,686,277
  Net unrealized appreciation of investments and foreign
    currency denominated assets and liabilities                      8,920,510
                                                                  $130,251,771

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($85,877,041/
    7,426,724 shares of capital stock issued and outstanding)           $11.56
  Sales charge--4.25% of public offering price                             .51
  Maximum offering price                                                $12.07

  CLASS B SHARES
  Net asset value and offering price per share ($35,745,385/
    3,338,231 shares of capital stock issued and outstanding)           $10.71

  CLASS C SHARES
  Net asset value and offering price per share ($8,284,316/
    771,827 shares of capital stock issued and outstanding)             $10.73

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($345,029 / 29,734 shares of capital stock issued and
    outstanding)                                                        $11.60


See notes to financial statements.


17


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1998 (UNAUDITED)    ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends(net of foreign taxes withheld of $39,162)  $ 403,908
  Interest                                               228,234   $   632,142

EXPENSES
  Management fee                                         659,753
  Distribution fee - Class A                             129,877
  Distribution fee - Class B                             180,045
  Distribution fee - Class C                              44,325
  Transfer agency                                        197,223
  Custodian                                              160,391
  Audit and legal                                         54,392
  Administrative                                          45,080
  Registration                                            36,332
  Printing                                                31,638
  Directors' fees                                         19,000
  Miscellaneous                                            5,311
  Total expenses                                       1,563,367
  Less: expense offset arrangement (see Note B)          (16,902)
  Net expenses                                                       1,546,465
  Net investment loss                                                 (914,323)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
  Net realized gain on investment transactions                       5,947,121
  Net realized gain on foreign currency transactions                    53,627
  Net change in unrealized appreciation of:
    Investments                                                     (8,131,241)
    Foreign currency denominated assets and liabilities               (441,494)
  Net loss on investments and foreign currency transactions         (2,571,987)

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $(3,486,310)


See notes to financial statements.


18


STATEMENT OF CHANGES IN NET ASSETS               ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                   JAN. 31, 1998     JULY 31,
                                                    (UNAUDITED)        1997
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment loss                              $   (914,323)  $ (1,513,106)
  Net realized gain on investments and foreign
    currency transactions                             6,000,748     10,850,949
  Net change in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities      (8,572,735)    15,515,927
  Net increase (decrease) in net assets from
    operations                                       (3,486,310)    24,853,770

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                          (6,916,368)    (9,231,726)
    Class B                                          (3,117,971)    (2,729,321)
    Class C                                            (796,537)      (783,298)
    Advisor Class                                       (28,565)       (38,258)

CAPITAL STOCK TRANSACTIONS
  Net increase                                       18,382,999     27,153,600
  Total increase                                      4,037,248     39,224,767

NET ASSETS
  Beginning of year                                 126,214,523     86,989,756
  End of period                                    $130,251,771   $126,214,523


See notes to financial statements.


19


NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1998 (UNAUDITED)                     ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Global Small Cap Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class Cshares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair value of such securities.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when earned or accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities and foreign exchange currency contracts, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation of investments and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


20


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares (Advisor Class shares have no distribution fees).

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B: MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement the Fund pays Alliance Capital Management L.P. (the "Manager") a management fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund paid $45,080 to the Manager representing the cost of certain legal and accounting services provided to the Fund by the Manager for the six months ended January 31, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Manager, in accordance with a Services Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $127,232 for the six months ended January 31, 1998.

In addition, for the six months ended January 31, 1998, the Fund's expenses were reduced by $16,902 under an expense offset arrangement with Alliance Fund Services. Transfer Agency fees reported in the statement of operations excludes these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Manager, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $4,315 from the sales of Class A shares and $72,697 and $957 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended January 31, 1998.

Brokerage commissions paid on investment transactions for the six months ended January 31, 1998 amounted to $298,937, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Manager.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $2,373,479 and $610,917 for Class B and Class C shares, respectively; such costs may be recovered from the Fund


21


NOTES TO FINANCIAL STATEMENTS (CONTINUED)        ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $81,458,729 and $76,506,568, respectively, for the six months ended January 31, 1998. There were no purchases or sales of U.S. government and government agency obligations for the six months ended January 31, 1998.

At January 31, 1998, the cost of investments for federal income tax purposes was $121,659,606. Accordingly, gross unrealized appreciation of investments was $20,970,948 and gross unrealized depreciation of investments was $12,994,842, resulting in net unrealized appreciation of $7,976,106 (excluding foreign currency transactions).

FORWARD EXCHANGE CURRENCY CONTRACTS
The Fund enters into forward foreign exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of forward foreign exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, as reflected in the following table, reflects the total exposure the Fund has in that particular currency contract.

At January 31, 1998, the Fund had outstanding forward foreign exchange currency contracts to buy and sell foreign currencies against the U.S. dollar, as follows:

                                 CONTRACT    VALUE ON     U.S. $
                                  AMOUNT   ORIGINATION    CURRENT   UNREALIZED
                                   (000)       DATE        VALUE   APPRECIATION
                                 --------  -----------  ----------  -----------
FOREIGN CURRENCY BUY CONTRACTS
Japanese Yen, settling 2/27/98    152,000   $1,173,473  $1,201,883   $ 28,410

FOREIGN CURRENCY SALE CONTRACTS
Japanese Yen, settling 2/27/98    152,000    1,290,761   1,201,883     88,878
Japanese Yen, settling 3/9/98     250,000    2,065,180   1,979,643     85,537
Japanese Yen, settling 4/13/98    500,000    4,099,428   3,979,631    119,797
                                                                    ----------
                                                                     $322,622


22


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 87,500,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class shares. Class A, Class C and Advisor Class each consist of 25,000,000 authorized shares and Class B consists of 12,500,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     JAN. 31,1998     JULY 31,    JAN. 31,1998      JULY 31,
                      (UNAUDITED)       1997       (UNAUDITED)        1997
                    --------------  -----------  ---------------  -------------
CLASS A
Shares sold            1,186,090       993,161    $ 14,712,100    $ 11,718,840
Shares issued in
  reinvestment of
  distributions          491,288       632,521       5,620,291       6,982,712
Shares converted
  from Class B            53,243        62,837         646,059         741,976
Shares redeemed         (925,459)     (975,383)    (11,192,563)    (11,573,247)
Net increase             805,162       713,136    $  9,785,887    $  7,870,281

CLASS B
Shares sold            1,212,897     2,096,355    $ 14,064,441    $ 23,394,278
Shares issued in
  reinvestment of
  distributions          257,230       179,345       2,724,757       1,859,822
Shares converted
  to Class A             (56,077)      (65,905)       (646,059)       (741,976)
Shares redeemed         (730,802)     (846,665)     (8,250,402)     (9,385,983)
Net increase             683,248     1,363,130    $  7,892,737    $ 15,126,141

CLASS C
Shares sold              336,404       781,046    $  3,864,085    $  8,633,201
Shares issued in
  reinvestment of
  distributions           69,786        37,793         741,195         392,675
Shares redeemed         (357,582)     (468,473)     (3,950,268)     (5,183,229)
Net increase              48,608       350,366    $    655,012    $  3,842,647


                                  OCT. 2,1996(A)                 OCT. 2,1996(A)
                                            TO                              TO
                                   JULY 31,1997                    JULY 31,1997
                                   ------------                  --------------
ADVISOR CLASS
Shares sold                3,505        32,509    $     44,210    $    401,185
Shares issued in
  reinvestment of
  distributions            2,093         2,983          24,004          32,937
Shares redeemed           (1,721)       (9,635)        (18,851)       (119,591)
Net increase               3,877        25,857    $     49,363    $    314,531


(a)  Commencement of distribution.


23


FINANCIAL HIGHLIGHTS                             ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS A
                                            -------------------------------------------------------------------------------
                                              SIX MONTHS                                           OCTOBER 1,
                                                 ENDED                                                1993
                                              JANUARY 31,             YEAR ENDED JULY 31,              TO       YEAR ENDED
                                                  1998      -------------------------------------   JULY 31,      SEP. 30,
                                              (UNAUDITED)      1997         1996         1995        1994(A)        1993
                                            --------------  -----------  -----------  -----------  ------------  ----------
Net asset value, beginning of period         $12.87          $11.61       $10.38       $11.08       $11.24         $9.33

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                            (.07)(b)        (.15)(b)     (.14)(b)     (.09)        (.15)(b)      (.15)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                 (.25)           2.97         1.90         1.50         (.01)         2.49
Net increase (decrease) in net asset
  value from operations                        (.32)           2.82         1.76         1.41         (.16)         2.34

LESS: DISTRIBUTIONS
Distributions from net realized gains          (.99)          (1.56)        (.53)       (1.99)          -0-         (.43)
Tax return of capital                            -0-             -0-          -0-        (.12)          -0-           -0-
Net asset value, end of period               $11.56          $12.87       $11.61       $10.38       $11.08        $11.24

TOTAL RETURN
Total investment return based on net
  asset value (c)                             (2.41)%         26.47%       17.46%       16.62%       (1.42)%       25.83%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $85,877         $85,217      $68,623      $60,057      $61,372       $65,713
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.12%(d)(e)     2.41%(e)     2.51%        2.54%(f)     2.42%(d)      2.53%
  Net investment loss                         (1.15)%(d)      (1.25)%      (1.22)%      (1.17)%      (1.26)%(d)    (1.13)%
Portfolio turnover rate                          62%            129%         139%         128%          78%           97%
Average commission rate (g)                  $.0401          $.0364           --           --           --            --


See footnote summary on page 27.

24

                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS B
                                            -------------------------------------------------------------------------------
                                              SIX MONTHS                                           OCTOBER 1,
                                                 ENDED                                                1993
                                              JANUARY 31,             YEAR ENDED JULY 31,              TO       YEAR ENDED
                                                  1998      -------------------------------------   JULY 31,      SEP. 30,
                                              (UNAUDITED)      1997         1996         1995        1994(A)        1993
                                            --------------  -----------  -----------  -----------  ------------  ----------
Net asset value, beginning of period         $12.03          $11.03        $9.95       $10.78       $11.00         $9.20

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                            (.11)(b)        (.21)(b)     (.20)(b)     (.12)        (.17)(b)      (.15)
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                 (.22)           2.77         1.81         1.40         (.05)         2.38
Net increase (decrease) in net asset
  value from operations                        (.33)           2.56         1.61         1.28         (.22)         2.23

LESS: DISTRIBUTIONS
Distributions from net realized gains          (.99)          (1.56)        (.53)       (1.99)          -0-         (.43)
Tax return of capital                            -0-             -0-          -0-        (.12)          -0-           -0-
Net asset value, end of period               $10.71          $12.03       $11.03        $9.95       $10.78        $11.00

TOTAL RETURN
Total investment return based on net
  asset value (c)                             (2.66)%         25.42%       16.69%       15.77%       (2.00)%       24.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $35,745         $31,946      $14,247       $5,164       $3,889        $1,150
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.82%(d)(e)     3.11%(e)     3.21%        3.20%(f)     3.15%(d)      3.26%
  Net investment loss                         (1.84)%(d)      (1.92)%      (1.88)%      (1.92)%      (1.93)%(d)    (1.85)%
Portfolio turnover rate                          62%            129%         139%         128%          78%           97%
Average commission rate (g)                  $.0401          $.0364           --           --           --            --


See footnote summary on page 27.


25


FINANCIAL HIGHLIGHTS (CONTINUED)                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS C
                                            ---------------------------------------------------------------------------------
                                              SIX MONTHS                                            OCTOBER 1,      MAY 3,
                                                 ENDED                                                 1993       1993(H)
                                              JANUARY 31,          YEAR ENDED JULY 31,                  TO           TO
                                                  1998      -------------------------------------    JULY 31,     SEP. 30,
                                              (UNAUDITED)      1997         1996         1995         1994(A)       1993
                                            --------------  -----------  -----------  -----------  ------------  ------------
Net asset value, beginning of period         $12.05          $11.05        $9.96       $10.79       $11.00        $ 9.86

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                            (.11)(b)        (.22)(b)     (.20)(b)     (.17)        (.17)(b)      (.05)
Net realized and unrealized gain (loss)
on investments and foreign currency
transactions                                   (.22)           2.78         1.82         1.45         (.04)         1.19
Net increase (decrease) in net asset
value from operations                          (.33)           2.56         1.62         1.28         (.21)         1.14

LESS: DISTRIBUTIONS
Distributions from net realized gains          (.99)          (1.56)        (.53)       (1.99)          -0-           -0-
Tax return of capital                            -0-             -0-          -0-        (.12)          -0-           -0-
Net asset value, end of period               $10.73          $12.05       $11.05       $ 9.96       $10.79        $11.00

TOTAL RETURN
Total investment return based on net
asset value (c)                               (2.65)%         25.37%       16.77%       15.75%       (1.91)%       11.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $8,284          $8,718       $4,119       $1,407       $1,330          $261
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements      2.80%(d)(e)     3.10%(e)     3.19%        3.25%(f)     3.13%(d)      3.75%(d)
  Net investment loss                         (1.84)%(d)      (1.93)%      (1.85)%      (2.10)%      (1.92)%(d)    (2.51)%(d)
Portfolio turnover rate                          62%            129%         139%         128%          78%           97%
Average commission rate (g)                  $.0401          $.0364           --           --           --            --


See footnote summary on page 27.


26


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                              ADVISOR CLASS
                                                         ----------------------
                                                         SIX MONTHS  OCTOBER 2,
                                                            ENDED      1996(H)
                                                         JANUARY 31,      TO
                                                             1998      JULY 31,
                                                         (UNAUDITED)     1997
                                                         -----------  ---------
Net asset value, beginning of period                        $12.89     $12.56

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (b)                                       (.05)      (.08)
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions               (.25)      1.97
Net increase (decrease) in net asset
  value from operations                                       (.30)      1.89

LESS: DISTRIBUTIONS
Distributions from net realized gains                         (.99)     (1.56)
Net asset value, end of period                              $11.60     $12.89

TOTAL RETURN
Total investment return based on net asset value (c)         (2.24)%    17.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                     $345       $333
Ratios to average net assets of:
  Expenses, net of waivers/reimbursements (d) (e)             1.82%      2.05%
  Net investment loss (d)                                     (.85)%     (.84)%
Portfolio turnover rate                                         62%       129%
Average commisson rate                                      $.0401     $.0364


(a)  The Fund changed its fiscal year end from September 30 to July 31.

(b)  Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for periods of less than one year is not annualized.

(d)  Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the six months ended January 31, 1998 and the year ended July 31, 1997, the ratios of expenses net of waivers/reimbursements were 2.11% and 2.38% for Class A shares, 2.81% and 3.08% for Class B shares, 2.79% and 3.08% for Class C shares and 1.81% and 2.04% for Advisor Class shares, respectively.

(f) If the Fund had borne all expenses, the expense ratios would have been 2.61%, 3.27%, and 3.31% for Class A, Class B and Class C shares, respectively.

(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(h)  Commencement of distribution.


27


                                                 ALLIANCE GLOBAL SMALL CAP FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
DAVID H. DIEVLER (1)
RUTH BLOCK (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALDEN M. STEWART, SENIOR VICE PRESIDENT-INVESTMENTS
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
RANDALL E. HAASE, VICE PRESIDENT
RONALD L. SIMCOE, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

INDEPENDENT AUDITORS
ERNST & YOUNG LLP
787 Seventh Avenue
New York, NY 10019

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


28


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


29


ALLIANCE GLOBAL SMALL CAP FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GSCSR